Other Current Assets - Narrative (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Allowance for doubtful accounts	$ 0	$ 0